UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                Form 13 F

                             FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:December 31, 2005

      Check here if Amendment [X]; Amendment Number: 1
       This Amendment (Check only one.):[] is a restatement.
                                        [] adds new holdings entries.

      Institutional Investment Manager Filing this Report:

      Name: CLS Investment Firm, LLC
      Address:4020 South 147th Street
            Omaha, NE 68137


      Form 13F File Number: 28-11877

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person Signing this Report on Behalf of Reporting Manager:

      Name: Brian Nielsen
      Title:Chief Compliance Officer
      Phone:(402) 493-1731

      Signature, Place, and Date of Signing:

               Brian Nielsen         Omaha, Nebraska    May 3, 2006
               [Signature]            [City, State]     [Date]








Please note that the Form 13F filing made in the Trust's registration statement on EDGAR Form 13F-HR under CIK number 1029068 (the Trust's Registration Statement on Form N-1A) on April 20, 2006, was filed in error and should be withdrawn. Said Form is only properly filed with the Adviser's Registration statement, not the Trust's.

The Adviser's Form 13F was properly filed on EDGAR Form 13F-HR under CIK number 1360533 (the Adviser's Registration) on April 26, 2006 and was amended on May 2, 2006.

     Accordingly, I hereby request withdrawal of the Form 13F-HR filed in the Trust's registration statement (File No. 333-20635) as it was improperly filed therein.


                                Sincerely,

                                ADVISORONE FUNDS


                                 By: /s/ Brian Nielsen
                                Brian Nielsen, Secretary